Events after the reporting date	12 Months Ended
Dec. 31, 2022
Events after the reporting date
Events after the reporting date
32.	Events after the reporting date

The Group is not aware of any events that occurred between January 01, 2023 and the date of issue of these consolidated financial statements that have had or may have an impact on its financial condition, cash flows or results of operations.